Schedule of Employee Welfare Benefits Expenses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Retirement Benefits [Abstract]
Contributions to medical and pension schemes	¥ 8,813	¥ 9,910
Other employee benefits	3,043	3,221
Total	¥ 11,856	¥ 13,131